Exhibit 99.1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Agreed-Upon Procedures Report

MF1 REIT II-A, L.L.C. (the “Company”)
ATLAS SP Securities, a division of Apollo Global Securities, LLC
ATLAS SP Partners, L.P. (together, the “Specified Parties”)

Re: MF1 2022-B1 LLC – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “MF1 2022-B1 Accounting Tape Upsize.xlsx” provided by the Company on May 24, 2023 (the “Data File”) containing information on (i) 21 collateral interests and the related 35 mortgaged properties (the “Original Loans”); and (ii) 12 collateral interests and the related 41 mortgaged properties (the “New Loans”), all as of June 9, 2023 (the “Cut-off Date”), which we were informed are intended to be included as collateral in the offering by MF1 2022-B1 LLC. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Loan Files” means the copies of source documents provided by the Company and listed in Attachments A and B. We make no representation regarding the validity or accuracy of these documents.
•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure attribute, or methodology as described in Attachment D.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in (i) Attachment A in respect of the New Loans and (ii) Attachment B in respect of the Original Loans.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment C.
•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology field of the Attachment C containing the calculation methodology for the Recomputed Attributes, provided by the Company.
•	The term “Assumed SOFR” means the Term SOFR rate of 5.0000%, which we were instructed to use by the Company where applicable in the Calculation Methodology.
•	The term “Provided Information” means the Loan Files, Calculation Methodology, Cut-off Date, Assumed SOFR and Instructions.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Specified Parties. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Specified Parties. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We compared the Compared Attributes in the Data File to the corresponding information included in the Loan Files, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The document priority is the order provided by the Company, which are listed in the “Source Document(s)” columns in Attachment A and Attachment B, as applicable, with the highest priority document listed first.
B.	We recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, (ii) the Calculation Methodology, and (iii) the Instructions.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the collateral interests and related mortgaged properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

2

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the collateral interests to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such collateral interests, (iii) the compliance of the originator of the collateral interests with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the collateral interests and related mortgaged properties that would be material to the likelihood that the issuer of the notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia
May 25, 2023

3

ATTACHMENT A

COMPARED ATTRIBUTES – NEW LOANS

Attribute	Source Document(s)
Loan Type	Promissory Note/Loan Agreement/Deed of Trust/Servicer Report
Property Address	Appraisal Report/Property Condition Report
Property City	Appraisal Report
Property State	Appraisal Report
Property Zip Code	Appraisal Report
Property County	Appraisal Report
Year Built	Appraisal Report/ Property Condition Report/Certificate of Occupancy
Year Renovated	Appraisal Report/ Property Condition Report/CapEx Schedule
Property Type	Appraisal Report
Specific Property Type	Appraisal Report
No of Units	Certified Rent Roll/Appraisal
Unit of Measure	Certified Rent Roll/Appraisal
Occupancy %	Certified Rent Roll/Underwritten Rent Roll/Appraisal
Occupancy Source Date	Certified Rent Roll/Underwritten Rent Roll
Loan Purpose (Acquisition; Refinance; DPO)	Settlement Statement/Purchase and Sale Agreement
Assumed Loan (Y/N)	Promissory Note/Loan Agreement
Borrower Name	Promissory Note/Loan Agreement/Joinder Agreement
Principals (Individuals)	Guaranties/Loan Agreement
Related Borrower (Y/N)	Guaranties/Loan Agreement
Note Date	Promissory Note/Loan Agreement/Deed of Trust
First Payment Date	Promissory Note/Loan Agreement/Deed of Trust
Commitment Original Balance ($)	Promissory Note/Loan Agreement/Deed of Trust
Initial Funded Amount ($)	Settlement Statement/Promissory Note
A-1

Attribute	Source Document(s)
Current Funded Amount ($)	Servicer Report/Settlement Statement/Promissory Note
Collateral Interest Type	Loan Agreement/Servicer Report
Collateral Interest Cut-off Date Balance ($)	Provided by the Company
Original Future Funding Trigger / Requirements	Promissory Note/Loan Agreement/Deed of Trust
ARD Loan (Y/N)	Promissory Note/Loan Agreement/Deed of Trust
Initial Maturity Date or Anticipated Repayment Date	Promissory Note/Loan Agreement/Deed of Trust
Extension Options	Promissory Note/Loan Agreement/Deed of Trust
Extension Options Description	Promissory Note/Loan Agreement/Deed of Trust
First Extension Fee %	Promissory Note/Loan Agreement/Deed of Trust
First Extension Period (Months)	Promissory Note/Loan Agreement/Deed of Trust
First Extension Cap	Promissory Note/Loan Agreement/Deed of Trust
Second Extension Fee %	Promissory Note/Loan Agreement/Deed of Trust
Second Extension Period (Months)	Promissory Note/Loan Agreement/Deed of Trust
Second Extension Cap	Promissory Note/Loan Agreement/Deed of Trust
Third Extension Fee %	Promissory Note/Loan Agreement/Deed of Trust
Third Extension Period (Months)	Promissory Note/Loan Agreement/Deed of Trust
Third Extension Cap	Promissory Note/Loan Agreement/Deed of Trust
Fourth Extension Fee %	Promissory Note/Loan Agreement/Deed of Trust
Fourth Extension Period (Months)	Promissory Note/Loan Agreement/Deed of Trust
Fourth Extension Cap	Promissory Note/Loan Agreement/Deed of Trust
Exit Fee % / Deferred Origination Fee (%)	Promissory Note/Loan Agreement/Deed of Trust
Fully Extended Maturity Date	Promissory Note/Loan Agreement/Deed of Trust
Rate Type	Promissory Note/Loan Agreement/Deed of Trust
Index for Floating Rate	Promissory Note/Loan Agreement/Deed of Trust
Fully Funded Mortgage Loan Margin %	Promissory Note/Loan Agreement/Deed of Trust
Rounding Factor	Promissory Note/Loan Agreement/Deed of Trust
Time of Rounding (Before Spread; After Spread)	Promissory Note/Loan Agreement/Deed of Trust
Rounding Direction	Promissory Note/Loan Agreement/Deed of Trust
Lookback Period	Promissory Note/Loan Agreement/Deed of Trust
A-2

Attribute	Source Document(s)
Index Cap Provider	Index Rate Cap Confirmation
Index Cap Provider Rating	Bloomberg Rating
Index Floor %	Promissory Note/Loan Agreement/Deed of Trust
Index Cap Strike Price %	Index Rate Cap Confirmation
Interest Accrual Basis	Promissory Note/Loan Agreement/Deed of Trust
Interest Rate Change	Promissory Note/Loan Agreement/Deed of Trust
Interest Rate Change Amount	Promissory Note/Loan Agreement/Deed of Trust
Interest Rate Change Trigger	Promissory Note/Loan Agreement/Deed of Trust
Grace Period Default (Days)	Promissory Note/Loan Agreement/Deed of Trust
Grace Period Late (Days)	Promissory Note/Loan Agreement/Deed of Trust
Grace Period Balloon (Days)	Promissory Note/Loan Agreement/Deed of Trust
Original Prepayment Provision	Promissory Note/Loan Agreement/Deed of Trust
Remaining Prepayment Provision	Promissory Note/Loan Agreement/Deed of Trust
Partial Release and/or Partial Prepayment (Y/N)	Promissory Note/Loan Agreement/Deed of Trust
Partial Release and/or Prepayment Description	Promissory Note/Loan Agreement/Deed of Trust
Amortization Type During Initial Term	Promissory Note/Loan Agreement/Deed of Trust
Amortization Type During Extensions	Promissory Note/Loan Agreement/Deed of Trust
Amortization Type	Promissory Note/Loan Agreement/Deed of Trust
Amort Number of Months	Promissory Note/Loan Agreement/Deed of Trust
Appraisal Valuation Date	Appraisal Report
As-Is Appraised Value	Appraisal Report
Stabilized Appraised Value	Appraisal Report
Appraisal Anticipated Stabilization Date	Appraisal Report
Stabilized Value Used For As-Is LTV (Y/N)	Appraisal Report
USPAP Appraisal (Y/N)	Appraisal Report
FIRREA Appraisal (Y/N)	Appraisal Report
Third Most Recent As Of Date	Company Underwritten Cash Flow Statement
A-3

Attribute	Source Document(s)
Third Most Recent Actual Revenues	Company Underwritten Cash Flow Statement
Third Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
Third Most Recent Actual NOI	Company Underwritten Cash Flow Statement
Third Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Second Most Recent As Of Date	Company Underwritten Cash Flow Statement
Second Most Recent Actual Revenues	Company Underwritten Cash Flow Statement
Second Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
Second Most Recent Actual NOI	Company Underwritten Cash Flow Statement
Second Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Most Recent As Of Date	Company Underwritten Cash Flow Statement
Most Recent Actual Revenues	Company Underwritten Cash Flow Statement
Most Recent Actual Expenses	Company Underwritten Cash Flow Statement
Most Recent Actual NOI	Company Underwritten Cash Flow Statement
Most Recent Actual NCF	Company Underwritten Cash Flow Statement
Underwritten Occupancy %	Company Underwritten Cash Flow Statement
Underwritten Revenues	Company Underwritten Cash Flow Statement
Underwritten Expenses	Company Underwritten Cash Flow Statement
Underwritten NOI	Company Underwritten Cash Flow Statement
Underwritten Reserves	Company Underwritten Cash Flow Statement
Underwritten NCF	Company Underwritten Cash Flow Statement
Underwritten Stabilized Occupancy %	Company Underwritten Cash Flow Statement
Underwritten Stabilized Revenues	Company Underwritten Cash Flow Statement
Underwritten Stabilized Expenses	Company Underwritten Cash Flow Statement
Underwritten Stabilized NOI	Company Underwritten Cash Flow Statement
Underwritten Stabilized Reserves	Company Underwritten Cash Flow Statement
Underwritten Stabilized NCF	Company Underwritten Cash Flow Statement
Appraisal Stabilized Occupancy %	Company Underwritten Cash Flow Statement
Appraisal Stabilized Revenues	Company Underwritten Cash Flow Statement
A-4

Attribute	Source Document(s)
Appraisal Stabilized Expenses	Company Underwritten Cash Flow Statement
Appraisal Stabilized NOI	Company Underwritten Cash Flow Statement
Appraisal Stabilized Reserves	Company Underwritten Cash Flow Statement
Takeout Interest Rate Assumption	Provided by the Company
Appraisal Stabilized NCF	Company Underwritten Cash Flow Statement
Loan Cross Portfolio Name	Promissory Note/Loan Agreement/Deed of Trust
Lien Position	Title Policy
Full Recourse (Y/N/Partial)	Guaranties
Recourse Provisions	Guaranties
Recourse Carveout Guarantor	Guaranties
Title Vesting (Fee/Leasehold/Both)	Title Policy
Ground Lease (Y/N)	Title Policy
Ground Lease Payment (Annual)	Ground Lease
Ground Lease Initial Expiration Date	Ground Lease
Ground Lease Extension (Y/N)	Ground Lease
# of Ground Lease Extension Options	Ground Lease
Ground Lease Expiration Date with Extension	Ground Lease
Type of Lockbox	Loan Agreement/Cash Management Agreement
Cash Management (Springing/In-place)	Loan Agreement/Cash Management Agreement
Lockbox Trigger Event	Loan Agreement/Cash Management Agreement
Engineering/Deferred Maintenance Escrow (Cut-off Date)	Servicer Report/Settlement Statement/Loan Agreement
Environmental Escrow (Cut-off Date)	Servicer Report/Settlement Statement/Loan Agreement
Tax Escrow (Cut-off Date)	Servicer Report/Settlement Statement/Loan Agreement
Tax Escrow (Monthly)	Servicer Report/Settlement Statement/Loan Agreement
Insurance Escrow (Cut-off Date)	Servicer Report/Settlement Statement/Loan Agreement
A-5

Attribute	Source Document(s)
Insurance Escrow (Monthly)	Servicer Report/Settlement Statement/Loan Agreement
Replacement Reserve (Cut-off Date)	Servicer Report/Settlement Statement/Loan Agreement
Replacement Reserve (Monthly)	Servicer Report/Settlement Statement/Loan Agreement
TI/LC Reserve (Cut-off Date)	Servicer Report/Settlement Statement/Loan Agreement
Monthly TI/LC Reserve ($)	Servicer Report/Settlement Statement/Loan Agreement
Initial Capital Improvement Reserve	Servicer Report/Settlement Statement/Loan Agreement
Cut-off Capital Improvement Reserve	Servicer Report/Settlement Statement/Loan Agreement
Capital Improvement Reserve (Monthly)	Servicer Report/Settlement Statement/Loan Agreement
Cut-off Other Reserve 1 ($)	Servicer Report/Settlement Statement/Loan Agreement
Other Escrow 1 (Monthly)	Servicer Report/Settlement Statement/Loan Agreement
Other (Springing) Escrow Reserve 1 Description	Servicer Report/Settlement Statement/Loan Agreement
Cut-off Other Reserve 2 ($)	Servicer Report/Settlement Statement/Loan Agreement
Other Escrow 2 (Monthly)	Servicer Report/Settlement Statement/Loan Agreement
Other (Springing) Escrow Reserve 2 Description	Servicer Report/Settlement Statement/Loan Agreement
Cut-off Other Reserve 3 ($)	Servicer Report/Settlement Statement/Loan Agreement
Other Escrow 3 (Monthly)	Servicer Report/Settlement Statement/Loan Agreement
Other (Springing) Escrow Reserve 3 Description	Servicer Report/Settlement Statement/Loan Agreement
Engineering Report Date	Engineering Report
A-6

Attribute	Source Document(s)
Environmental Report Date (Phase I)	Phase I Environmental Report
Environmental Report Date (Phase II)	Phase II Environmental Report
Environmental Insurance (Y/N)	Promissory Note/Loan Agreement/Insurance Certificate
Seismic Report Date	Seismic Report
Seismic PML %	Seismic Report
Seismic Insurance Obtained if PML >= 20% (Y/N)	Seismic Report/Insurance Certificate
Single-Tenant (Y/N)	Certified Rent Roll
Property Manager	Management Agreement/Joinder
TIC (Y/N)	Loan Agreement/TIC Agreement
Max Number of TICs	Loan Agreement/TIC Agreement
Single Purpose Borrower (Y/N)	Promissory Note/Loan Agreement/Deed of Trust
Independent Director (Y/N)	Promissory Note/Loan Agreement/Deed of Trust
Borrower Non Consolidation Opinion (Y/N)	Opinion of Counsel
DST (Y/N)	Promissory Note/Loan Agreement/Deed of Trust
IDOT (Y/N)	Promissory Note/Loan Agreement/Deed of Trust
Largest Tenant Name	Certified Rent Roll/Underwritten Rent Roll/ Lease/Lease Estoppel
Largest Tenant SqFt	Certified Rent Roll/Underwritten Rent Roll/ Lease/Lease Estoppel
Largest Tenant Exp Date	Certified Rent Roll/Underwritten Rent Roll/Lease/Lease Estoppel
2nd Largest Tenant Name	Certified Rent Roll/Underwritten Rent Roll/Lease
2nd Largest Tenant SqFt	Certified Rent Roll/Underwritten Rent Roll/Lease
2nd Largest Tenant Exp Date	Certified Rent Roll/Underwritten Rent Roll/Lease/Lease Estoppel/Lease
3rd Largest Tenant Name	Certified Rent Roll/Underwritten Rent Roll/Lease
3rd Largest Tenant SqFt	Certified Rent Roll/Underwritten Rent Roll/Lease
A-7

Attribute	Source Document(s)
3rd Largest Tenant Exp Date	Certified Rent Roll/Underwritten Rent Roll/Lease/Lease Estoppel
4th Largest Tenant Name	Certified Rent Roll/Underwritten Rent Roll/Lease
4th Largest Tenant Sqft	Certified Rent Roll/Underwritten Rent Roll/Lease
4th Largest Tenant Exp Date	Certified Rent Roll/Underwritten Rent Roll/Lease/Lease Estoppel
5th Largest Tenant Name	Certified Rent Roll/Underwritten Rent Roll/Lease
5th Largest Tenant Sqft	Certified Rent Roll/Underwritten Rent Roll/Lease
5th Largest Tenant Exp Date	Certified Rent Roll/Underwritten Rent Roll/Lease/Lease Estoppel
Cut-off Date Subordinate Debt/Mezz Loan Balance ($)	Mezzanine Loan Agreement/Servicer Report
Cut-off Date Subordinate Debt/ Mezz Loan Rate	Mezzanine Loan Agreement
Permitted Future Debt (Y/N)	Promissory Note/Loan Agreement/Deed of Trust
A-8

ATTACHMENT B

COMPARED ATTRIBUTES - ORIGINAL LOANS

Attribute	Source Document(s)
Loan Type	Promissory Note/Loan Agreement/Deed of Trust/Servicer Report
Current Funded Amount ($)	Servicer Report/Settlement Statement/Promissory Note
Related Borrower (Y/N)	Guaranties/Loan Agreement
Remaining Prepayment Provision	Promissory Note/Loan Agreement/Deed of Trust
Engineering/Deferred Maintenance Escrow (Cut-off Date)	Servicer Report/Settlement Statement/Loan Agreement
Environmental Escrow (Cut-off Date)	Servicer Report/Settlement Statement/Loan Agreement
Tax Escrow (Cut-off Date)	Servicer Report/Settlement Statement/Loan Agreement
Tax Escrow (Monthly)	Servicer Report/Settlement Statement/Loan Agreement
Insurance Escrow (Cut-off Date)	Servicer Report/Settlement Statement/Loan Agreement
Insurance Escrow (Monthly)	Servicer Report/Settlement Statement/Loan Agreement
Replacement Reserve (Cut-off Date)	Servicer Report/Settlement Statement/Loan Agreement
Replacement Reserve (Monthly)	Servicer Report/Settlement Statement/Loan Agreement
TI/LC Reserve (Cut-off Date)	Servicer Report/Settlement Statement/Loan Agreement
Monthly TI/LC Reserve ($)	Servicer Report/Settlement Statement/Loan Agreement
Cut-off Capital Improvement Reserve	Servicer Report/Settlement Statement/Loan Agreement
Capital Improvement Reserve (Monthly)	Servicer Report/Settlement Statement/Loan Agreement
Cut-off Other Reserve 1 ($)	Servicer Report/Settlement Statement/Loan Agreement
Other Escrow 1 (Monthly)	Servicer Report/Settlement Statement/Loan Agreement
Cut-off Other Reserve 2 ($)	Servicer Report/Settlement Statement/Loan Agreement
Other Escrow 2 (Monthly)	Servicer Report/Settlement Statement/Loan Agreement
Cut-off Other Reserve 3 ($)	Servicer Report/Settlement Statement/Loan Agreement
Other Escrow 3 (Monthly)	Servicer Report/Settlement Statement/Loan Agreement
Cut-off Date Subordinate Debt/Mezz Loan Balance ($)	Servicer Report/Settlement Statement/Loan Agreement
B-1

ATTACHMENT C

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
Annual Debt Service Payment (IO)	Cut-off Date Mortgage Rate multiplied by Collateral Interest Cut-off Date Balance ($)
Annual Debt Service Payment (P&I)	Cut-off Date Mortgage Rate multiplied by Collateral Interest Cut-off Date Balance ($)
Annual Debt Service Payment (Cap)	Mortgage Rate Cap multiplied by Interest Accrual Basis multiplied by Collateral Interest Cut-off Date Balance ($)
Mortgage Loan % of Total Cut-off Date Balance	Collateral Interest Cut-off Date Balance ($) divided by aggregate Collateral Interest Cut-off Date Balance ($) of all Collateral Interests.
Pari Passu Funded Amount ($)	Current Funded Amount ($) minus Collateral Interest Cut-off Date Balance ($)
Cut-off Date Future Funding Remaining Balance ($)	Commitment Original Balance ($) minus Current Funded Amount ($)
Mortgage Loan Balloon Payment ($)	For all Collateral Interests with Amortization Type During Initial Term of “Interest-only, Balloon,” the amount equal to the Commitment Original Balance ($)
Mortgage Loan Cut-off Date Balance / Unit ($)	Current Funded Amount ($) divided by No of Units
Committed Mortgage Loan Cut-off Date Balance / Unit ($)	Commitment Original Balance ($) divided by No of Units
Mortgage Loan Balloon Payment / Unit ($)	Mortgage Loan Balloon Payment ($) divided by No of Units
Initial Loan Term (Original)	Number of payments between and including the Initial Maturity Date or Anticipated Repayment Date and the First Payment Date
Cut-off Date Initial Loan Term (Remaining)	Initial Loan Term (Original) minus Cut-off Date Seasoning
Cut-off Date Seasoning	Number of payments between and including the First Payment Date and the Cut-Off Date.
C-1

Attribute	Calculation Methodology
First Extension Fee ($)	First Extension Fee % multiplied by Commitment Original Balance ($)
First Extension Floor	For each loan with a First Extension Period (Months), the Mortgage Rate Floor
Second Extension Fee ($)	Second Extension Fee % multiplied by Commitment Original Balance ($)
Second Extension Floor	For each loan with a Second Extension Period (Months), the Mortgage Rate Floor
Third Extension Fee ($)	Third Extension Fee % multiplied by Commitment Original Balance ($)
Third Extension Floor	For each loan with a Third Extension Period (Months), the Mortgage Rate Floor
Fourth Extension Fee ($)	Fourth Extension Fee % multiplied by Commitment Original Balance ($)
Fourth Extension Floor	For each loan with a Fourth Extension Period (Months), the Mortgage Rate Floor
Exit Fee ($) / Deferred Origination Fee ($)	Exit Fee % / Deferred Origination Fee (%) multiplied by Commitment Original Balance ($)
Fully Extended Loan Term (Original)	Number of payments between and including the First Payment Date and the Fully Extended Maturity Date
Fully Extended Loan Term (Remaining)	Fully Extended Loan Term (Original) minus Cut-off Date Seasoning
Mortgage Rate Floor	The sum of the Fully Funded Mortgage Loan Margin % and the Index Floor %
Mortgage Rate Cap	The sum of the Index Cap Strike Price % and the Fully Funded Mortgage Loan Margin %
Cut-off Date Mortgage Rate	Maximum of Index Floor % and Assumed SOFR (with applicable rounding) plus Fully Funded Mortgage Loan Margin %, subject to the Mortgage Rate Cap
IO Number of Months	For all Collateral Interests with Amortization Type During Initial Term of “Interest-only, Balloon,”, the number of payments between and including the Initial Maturity Date or Anticipated Repayment Date and the First Payment Date
Mortgage Loan Cut-off Date (As-Is) LTV Ratio	Current Funded Amount ($) divided by As-Is Appraised Value
C-2

Attribute	Calculation Methodology
Committed Mortgage Loan (Stabilized) LTV Ratio	Commitment Original Balance ($) divided by Stabilized Appraised Value
Maturity Date Stabilized LTV Ratio	Commitment Original Balance ($) divided by Stabilized Appraised Value
Mortgage Loan Most Recent NOI DSCR	Most Recent Actual NOI divided by Cut-off Date Mortgage Rate multiplied by Interest Accrual Basis multiplied Current Funded Amount ($)
Mortgage Loan Most Recent NCF DSCR	Most Recent Actual NCF divided by Cut-off Date Mortgage Rate multiplied by Interest Accrual Basis multiplied Current Funded Amount ($)
Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Most Recent Actual NOI divided by Current Funded Amount ($)
Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Most Recent Actual NCF divided by Current Funded Amount ($)
Mortgage Loan Underwritten NOI DSCR	Underwritten NOI divided by Cut-off Date Mortgage Rate multiplied by Interest Accrual Basis multiplied by Current Funded Amount ($)
Mortgage Loan Underwritten NCF DSCR	Underwritten NCF divided by Cut-off Date Mortgage Rate multiplied by Interest Accrual Basis multiplied by Current Funded Amount ($)
Cut-off Date Mortgage Loan Underwritten NOI Debt Yield	Underwritten NOI divided by Current Funded Amount ($)
Cut-off Date Mortgage Loan Underwritten NCF Debt Yield	Underwritten NCF divided by Current Funded Amount ($)
C-3

Attribute	Calculation Methodology
Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Underwritten Stabilized NOI divided by the product of the Takeout Interest Rate Assumption, Commitment Original Balance, and 365/360
Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Underwritten Stabilized NCF divided by the product of the Takeout Interest Rate Assumption, Commitment Original Balance, and 365/360
Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Underwritten Stabilized NOI divided by the Mortgage Loan Balloon Payment ($)
Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Underwritten Stabilized NCF divided by the Mortgage Loan Balloon Payment ($)
Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Appraisal Stabilized NOI divided by the product of the Takeout Interest Rate Assumption, Commitment Original Balance, and 365/360
Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Appraisal Stabilized NCF divided by the product of the Takeout Interest Rate Assumption, Commitment Original Balance, and 365/360
Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Appraisal Stabilized NOI divided by Mortgage Loan Balloon Payment ($)
Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Appraisal Stabilized NCF divided by Mortgage Loan Balloon Payment ($)
Cut-off Date Subordinate Debt/ Mezz Loan Debt Service	Cut-off Date Subordinate Debt/Mezz Loan Balance ($) multiplied by Cut-off Date Subordinate Debt/ Mezz Loan Rate multiplied by Interest Accrual Basis
Cut-off Date Total Debt Balance ($)	Sum of Collateral Interest Cut-off Date Balance ($), Pari Passu Funded Amount ($) and Cut-off Date Subordinate Debt/Mezz Loan Balance ($)
Cut-off Date Total Debt As-Is LTV	Cut-off Date Total Debt Balance ($) divided by As-Is Appraised Value
C-4

Attribute	Calculation Methodology
Cut-off Date Total Debt Ann Debt Service ($)	Cut-off Date Subordinate Debt/ Mezz Loan Debt Service plus the product of Current Funded Amount, Interest Accrual Basis and Cut-off Date Mortgage Rate
Cut-off Date Total Debt UW NCF DSCR	Underwritten NCF divided by Cut-off Date Total Debt Ann Debt Service ($)
C-5

ATTACHMENT D

INSTRUCTIONS

1.	For those Compared Attributes or with the Source Document indicated as “Provided by the Company” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

2.	We were instructed by the Company to follow the instructions listed below pertaining to the applicable Collateral Interest and Compared or Recomputed Attribute(s):

Property Name(s)	Compared or Recomputed Attribute(s)	Company Instruction
The Axel; 175 West 87th Street; Dorsey; Lynwind Apartments; 15 Park Row; Washington Lofts; Seaglass Cottage Apartment Homes; Avilla Eastlake; Tides on Country Club; South Harrison Portfolio; Koreatown Portfolio II; Riverwalk Phase III; The Reserve at Brandon; Respara; Garden House; Edge College Hill; Monte Azul Apartments; Balfour Ann Arbor; Evolve at Heritage; Sofia Apartments; Highland Park; The Madelon; Metro Thirty-Six Ten; Tides on 61St ; 410 Rossmore; 695 S Olive; 58-72 Avenue A; Dunwoody Exchange; Elevate Powell & Broad; Eight Peak Tranche II; Cimarron Meadows; SIO Southeast Portfolio; HOA Tranche III Portfolio	Mortgage Loan Underwritten NOI DSCR; Mortgage Loan Underwritten NCF DSCR; Cut-off Date Total Debt UW NCF DSCR	Provided by the Company
Elevate Powell & Broad	Committed Mortgage Loan (Stabilized) LTV Ratio; Maturity Date Stabilized LTV Ratio	Provided by the Company
Dorsey; Washington Lofts; Riverwalk Phase III; Respara; 410 Rossmore; 695 S Olive	Cut-off Date Mortgage Loan Underwritten NOI Debt Yield; Cut- off Date Mortgage Loan Underwritten NCF Debt Yield	Provided by the Company
Dorsey	Property Type; Specific Property Type	Provided by the Company
The Axel; The Axel - Mezzanine	Monthly TI/LC Reserve ($)	Provided by the Company
Dorsey; Eight Peak Tranche II; SIO Southeast Portfolio	Cut-off Other Reserve 3 ($); Other (Springing) Escrow Reserve 3 Description	Provided by the Company
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Dorsey; Lynwind Apartments; Seaglass Cottage Apartment Homes; Avilla Eastlake; South Harrison Portfolio; Riverwalk Phase III; Respara; Garden House; 410 Rossmore; Eight Peak Tranche II; SIO Southeast Portfolio; HOA Tranche III Portfolio	Collateral Interest Type	Provided by the Company

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